Other Operating Income And Expenses - Schedule of Other Operating Expenses (Details) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating expenses	€ (1,422)	€ (1,204)	€ (2,531)
Other operating income	617	416	1,969
Other operating income/(expenses), net related to Regeneron	(1,321)	(1,068)	(1,231)
Other related parties | Other operating income (expense)
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating income	160	153
Monoclonal Antibodies Alliance
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating expenses	(1,418)	(1,098)	(2,367)
Monoclonal Antibodies Alliance | Income & expense related to profit/loss sharing under the Monoclonal Antibody Alliance
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating expenses	(1,449)	(979)	(2,325)
Monoclonal Antibodies Alliance | Additional share of profit paid by Regeneron towards development costs
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating income	291	97	434
Monoclonal Antibodies Alliance | Reimbursement to Regeneron of selling expenses incurred
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating expenses	(260)	(216)	(476)
Immuno-Oncology Alliance
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating income	0	36	16
Other (mainly Zaltrap® and Libtayo®)
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating income and expenses	97	(6)	1,120
Regeneron | Other operating income (expense)
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating income	102	133	€ 1,147
Regeneron | Other related parties | Reimbursement to Regeneron of selling expenses incurred
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating expenses	€ (1,423)	€ (1,201)